Organization and description of business - Acquisition of Paris Sky Limited (Details) $ / shares in Units, $ in Thousands, $ in Thousands								3 Months Ended
	Sep. 20, 2020 HKD ($)	Sep. 20, 2019 USD ($) shares	Apr. 25, 2019 USD ($) shares	Apr. 25, 2019 HKD ($) shares	Jun. 07, 2018 USD ($) $ / shares shares	Apr. 28, 2017 shares	Apr. 23, 2017 shares	Dec. 31, 2018	Jan. 31, 2020	Jun. 07, 2018 HKD ($)
Organization And Description of Business [Line Items]
Interest rate									8.00%
Century Skyway Limited
Organization And Description of Business [Line Items]
Consideration					$ 16,170
Percentage of ownership to sell in disposal								51.00%
Century Skyway Limited | Ho Pui Lung
Organization And Description of Business [Line Items]
Ownership interest transferred		51.00%
Consideration to be received	$ 99,450	$ 12,750	$ 12,750	$ 99,450
Number of shares transferred | shares		5,100
Century Skyway Limited
Organization And Description of Business [Line Items]
Consideration										$ 126,130
Paris Sky Limited
Organization And Description of Business [Line Items]
Principal amount										27,100
Paris Sky Limited
Organization And Description of Business [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares					3,889,050
Business acquisition equity interest, value					$ 3,890					30,330
Fair value of equity issued in business acquisition					$ 4,780
Sale of stock, price per share | $ / shares					$ 1.23
Principal amount					$ 3,470					$ 27,100
Interest rate					8.00%					8.00%
Percentage of voting interests acquired					100.00%					100.00%
Property, plant and equipment					$ 52,994
Paris Sky Limited | Century Skyway Limited
Organization And Description of Business [Line Items]
Percentage of ownership used to pay to acquiree in business combination					49.00%
Paris Sky Limited | Giant Connection Limited
Organization And Description of Business [Line Items]
Interest rate					8.00%					8.00%
Paris Sky Limited | Boca International Limited
Organization And Description of Business [Line Items]
Percentage of ownership used to pay to acquiree in business combination					49.00%
Fair value of portion of ownership being used to pay acquiree in business combination					$ (23,700)
Century Skyway Limited
Organization And Description of Business [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares						1,500,000	1,500,000
Century Skyway Limited | Ho Pui Lung
Organization And Description of Business [Line Items]
Number of shares to sell | shares			5,100	5,100